Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current	$ 1,465,744	$ 2,377,715
Deferred	(98,474)	0
Total	$ 1,367,270	$ 2,377,715